Earnings/ (Loss) per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings/ (Loss) Per Share

10.        Earnings / (Loss) per Share

All common shares issued (including the restricted shares issued under the equity incentive plan) are DCI's common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. Unvested shares granted under the Company's incentive plan are entitled to receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes. Dividends declared and paid during 2017, 2016 and 2015 were $0, $374 and $739, respectively. The calculation of basic earnings/ (loss) per share does not consider the non-vested shares as outstanding until the time-based vesting restrictions have lapsed. For 2017, the computation of diluted earnings per share reflects the potential dilution from conversion of outstanding preferred convertible stock (Note 8 (b)) calculated with the “if converted” method. No incremental shares were calculated with the treasury stock method for the unexercised warrants to issue preferred convertible shares (Note 8 (b)). For 2016 and 2015, and on the basis that the Company incurred losses, the effect of the incremental shares assumed issued would have been anti-dilutive and therefore basic and diluted losses per share is the same amount.

	2017		2016		2015
	Basic EPS	Diluted EPS	Basic LPS	Diluted LPS	Basic LPS	Diluted LPS
Net income / (loss)	$3,819	$3,819	$(149,014)	$(149,014)	$(17,531)	$(17,531)
Net income / (loss) available to common stockholders	3,819	3,819	(149,014)	(149,014)	(17,531)	(17,531)

Weighted average number of common shares outstanding	427,333	427,333	1,478	1,478	1,471	1,471
Effect of dilutive shares	-	28	-	-	-	-
Total shares outstanding	427,333	427,361	1,478	1,478	1,471	1,471

Earnings / (Loss) per common share	$8.94	$8.94	$(100,821.38)	$(100,821.38)	$(11,917.74)	$(11,917.74)